Property and equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Computer equipment	$ 1,419	$ 1,419	$ 1,419
Less: accumulated depreciation	(749)	(631)	(158)
Property and equipment, net	$ 670	$ 788	$ 1,261